Financial assets and liabilities (Details Narrative)										12 Months Ended
	Oct. 15, 2025 BRL (R$)	May 07, 2025 BRL (R$)	Aug. 07, 2024 BRL (R$)	Jul. 01, 2024 BRL (R$)	Jan. 02, 2023 BRL (R$)	Apr. 05, 2022 BRL (R$)	Mar. 04, 2022 BRL (R$)	Aug. 04, 2021 BRL (R$)	May 13, 2021 BRL (R$)	Dec. 31, 2025 BRL (R$) Number	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Transaction costs										R$ 5,163
Lease expense from short-term leases and low-value assets										12,617,000	R$ 11,207,000	R$ 10,871,000
Currency risk [member]
IfrsStatementLineItems [Line Items]
Exposure risk										R$ 23,422,000	R$ 21,610,000
Percentage of sensitivity change in the Euro exchange rate										10.00%
Closing foreign exchange rate | Number										5.5018
Currency risk [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate | Number										1.00
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Ownership interest								100.00%
Non-current payables for purchase of energy								R$ 618,956,000
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Ownership interest					100.00%
Consideration to be transferred					R$ 234,000,000
First annual installment					134,000,000
Second annual installment					50,000,000
Third annual installment					R$ 50,000,000
F U N I C [Member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%
Non-current payables for purchase of energy		R$ 100,000,000
Shosp [Member]
IfrsStatementLineItems [Line Items]
Ownership interest									100.00%
Remaining accounts payable									R$ 513,000
Transaction price allocated to remaining performance obligations									R$ 454,000
Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Ownership interest							100.00%
Remaining accounts payable							R$ 19,200,000
Defined benefit obligation							R$ 9,600,000
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Ownership interest						100.00%
Remaining accounts payable						R$ 15,000,000
Defined benefit obligation						R$ 2,883,000
Unidom [Member]
IfrsStatementLineItems [Line Items]
Ownership interest				100.00%
Consideration to be transferred				R$ 279,989,000
Defined benefit obligation				R$ 279,989,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term										5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term										30 years
International Finance Corporation [Member]
IfrsStatementLineItems [Line Items]
Loans and financing			R$ 500,000,000
Interest rate	CDI rate plus a spread of 0.70% and 0.85%		CDI rate plus 1.20%
Two Series [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,500,000,000
First Series [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	500,000,000
Second Series [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,000,000,000